Other current financial assets - Schedule of Other Current Financial Assets (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Other current financial assets	SFr 30,054	SFr 17,135
Other current financial assets at amortized cost
Disclosure of financial assets [line items]
Other current financial assets	30,054	17,135
Other current financial assets at amortized cost | Credit cards
Disclosure of financial assets [line items]
Other current financial assets	6,417	7,271
Other current financial assets at amortized cost | Deposits
Disclosure of financial assets [line items]
Other current financial assets	14,814	4,864
Other current financial assets at amortized cost | Other current financial assets
Disclosure of financial assets [line items]
Other current financial assets	8,823	5,000
Other current financial assets at fair value through profit and loss
Disclosure of financial assets [line items]
Other current financial assets	SFr 0	SFr 0